Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2023
ProShares Supply Chain Logistics ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Supply Chain Logistics ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares Supply Chain Logistics ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Supply Chain Logistics Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index consists of companies involved in the supply chain logistics required to move raw materials, intermediate goods, and finished products around the globe. Supply chain logistics includes activities such as the provision of logistics support, logistics software, rail and air freight, trucking, and sea shipping. The Index is owned and administered by FactSet Research Systems, Inc. (the “Index Provider”). In order to be included in the Index, a company must be included in at least one of 17 FactSet Revere Business Industry Classification System Sub-Industries (“RBICS Sub-Industries”) that the Index Provider has identified as supply chain logistics related. These 17 eligible RBICS Sub-Industries are:•Asia/Pacific Rail Transportation (non-passenger)•Autonomous Drone Manufacturers•Commercial Transportation Equipment Distributors•Container Deep Sea and Offshore Shipping•Dry Bulk Deep Sea and Offshore Shipping•Express Couriers•Freight Truckload Road Transportation•Freight Less-Than-Truckload Road Transportation•General Transportation and Related Services (non-passenger)•Logistics and Supply Chain Service Providers•Multi-Size Trucking Road Transportation (non-passenger)•Multi-Type Deep Sea and Offshore Shipping•Transportation Industry Software•Europe, Middle East and Africa Rail Transportation (non-passenger)•Other Americas Railroad Transportation (non-passenger)•United States Class I Railroad Transportation (non-passenger)•United States Short-Line Railroad Transportation (non-passenger)The Index Provider then selects into the Index the 40 largest companies, by market capitalization, that generate 75% or more of their revenue from products or services produced or provided by one or more of the applicable RBICS Sub-Industries. If fewer than 25 companies meet the percentage revenue criterion, the Index Provider will reduce the revenue threshold to 50%, and select for inclusion those companies that have the highest percentage of revenue from products or services associated with the eligible RBICS Sub-Industries, until the Index reaches 25 constituents. Selected companies are weighted based on market capitalization, subject to a maximum weight of 4.5% for any single company. Selected companies must be U.S., non-U.S developed, or emerging market companies listed for trading on a stock exchange and meet certain market capitalization and liquidity requirements. The Index is reconstituted and rebalanced semiannually in June and December. The weightings of each security in the Index are allowed to fluctuate between rebalance dates. The Index is published under the Bloomberg ticker symbol “FDSSCLN.”Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in the securities that comprise the Index.Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.•Equity Securities — Common stock issued by public companies.•Depositary Receipts — The Fund may invest in depositary receipts, which principally include:○American Depositary Receipts (ADRs), which represent the right to receive securities of foreign issuers deposited in a bank or trust company and are an alternative to purchasing the underlying securities in their national markets and currencies○Global Depositary Receipts (GDRs), which are receipts for shares in a foreign-based corporation traded in capital markets around the world.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund will generally use a “replication strategy” to achieve its investment objective, meaning that it will invest in all of the component securities of the Index in approximately the same proportion as the Index. However, the Fund may also use a “representative sampling” strategy to invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the Index. For example, the Fund may utilize a representative sampling strategy when the Advisor believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in an Index is impracticable or inefficient, or when there are practical difficulties or additional costs involved in replicating an Index. The Fund also may use representative sampling if the Advisor believes one or more securities in the Index becomes illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	•Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
ProShares Supply Chain Logistics ETF | Supply Chain Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Supply Chain Logistics Risk — Companies involved in providing supply chain logistics are subject to risks related to legislative or regulatory changes; adverse market conditions and/or increased competition; technological developments and changing technology; cyberattacks that may compromise a company’s operations or business; occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, exchange rate movements, and insurance costs; pandemics, natural disasters or other crisis; border and/or import controls; pent-up /increased demand; mobility restrictions; shortages of product and labor; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; and rapid product obsolescence. Global, regional or local events, such as changes to trade relations, trade restrictions, and/or military conflict, may materially disrupt or indefinitely impair the operations of these companies. Securities of these companies may be cyclical and occasionally subject to sharp price movements. Certain supply chain companies may be subject to significant regulation, including environmental regulation, by federal, state and local governmental agencies.
ProShares Supply Chain Logistics ETF | Unrelated Business Lines Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Unrelated Business Lines Risk – Companies in the Index may have significant business lines that are not supply chain logistics-related. These unrelated business lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its supply chain logistics-related business line, it may negatively affect the performance of the company, the Index and the Fund.
ProShares Supply Chain Logistics ETF | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
ProShares Supply Chain Logistics ETF | Foreign-EM Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Foreign Investments/Emerging Market Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Foreign investments may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined.
ProShares Supply Chain Logistics ETF | Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
ProShares Supply Chain Logistics ETF | Concentration-Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2023, the Index had a significant portion of its value in issuers in the industrials industry group.
ProShares Supply Chain Logistics ETF | Industrials Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
ProShares Supply Chain Logistics ETF | Non-Diversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
ProShares Supply Chain Logistics ETF | Index Performance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
ProShares Supply Chain Logistics ETF | Early Close Late Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
ProShares Supply Chain Logistics ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	$ 726